INCOME TAXES (Tables) - Stardust Power Inc [Member]	10 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPONENTS OF INCOME/LOSS BEFORE INCOME TAXES	The following table presents the components of income / (loss) before income taxes:
Period from March 16, 2023 (inception) through December 31, 2023
Loss before income taxes	$(3,793,585)

SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX

The following table presents a reconciliation of the statutory federal tax and the Company’s effective tax:

Period from March 16, 2023 (inception) through December 31, 2023
Tax (benefit) at U.S. statutory rates	$(796,653)
State tax (benefit), net of federal tax effect	(28,171)
SPAC exploration expenses	94,524
SAFE note expenses	142,485
Other	9,171
Change in valuation allowance	578,644
Provision (benefit) for income taxes	$—

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

Period from March 16, 2023 (inception) through December 31, 2023
Tax (benefit) at U.S. statutory rates	21%
State tax (benefit), net of federal tax effect	0.74%
SPAC exploration expenses	(2.49)%
SAFE note expenses	(3.76)%
Other	(0.24)%
Change in valuation allowance	(15.25)%
Provision (benefit) for income taxes	0.00%

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

December 31, 2023
Deferred tax assets:
Net operating loss	$1,715
Land acquisition costs	52,584
Start-up expenses	524,208
Accruals and other	137
Total deferred tax assets	578,644
Valuation allowance	(578,644)
Net current deferred tax assets (liabilities)	$—